Schedule IV - Reinsurance (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Life insurance in force, gross					$ 725,293					$ 725,293	$ 855,366
Life insurance in force, ceded					(65,795)					(65,795)	(84,603)
Life insurance in force, assumed					0					0	0
Life insurance in force, net					$ 659,498					$ 659,498	$ 770,763
Life insurance in force, percentage of amount assumed to net					0.00%					0.00%	0.00%
Premiums earned, gross									$ 542,119	$ 680,507	$ 543,061
Ceded premium earned									(157,826)	(145,483)	(166,334)
Premiums earned, assumed									187,799	269,023	319,052
Net, premiums earned	$ 108,146	$ 161,724	$ 142,871	$ 159,351	$ 185,336	$ 175,802	$ 190,962	$ 251,947	572,092	804,047	695,779
Property and casualty
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Premiums earned, gross									542,119	679,212	539,169
Ceded premium earned									(157,826)	(145,460)	(166,308)
Premiums earned, assumed									187,799	269,023	319,052
Net, premiums earned									$ 572,092	$ 802,775	$ 691,913
Premiums earned, percentage of amount assumed to net									32.80%	33.50%	46.10%
Life and annuities
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Premiums earned, gross										$ 1,295	$ 3,892
Ceded premium earned										(23)	(26)
Premiums earned, assumed										0	0
Net, premiums earned										$ 1,272	$ 3,866
Premiums earned, percentage of amount assumed to net										0.00%	0.00%